FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No. 3                                    [X]

     Post-Effective Amendment No.                                     [ ]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No.                                                    [ ]

(Check appropriate box or boxes.)

                              METAMARKETS.COM FUNDS
               (Exact Name of Registrant as Specified in Charter)


             400 Oyster Point Blvd. - Suite 414
             South San Francisco, CA                       94080
          (Address of Principal Executive Offices)        (Zip Code)

     Registrant's Telephone Number, including Area Code: (650) 616-1900

                                Donald L. Luskin
                       400 Oyster Point Blvd. - Suite 414
                          South San Francisco, CA 94080
                    (Name and Address of Agent for Service)

                                    copy to:

                                Stuart H. Coleman Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

===============================================================================

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
     Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

===============================================================================

                  SUBJECT TO COMPLETION, DATED AUGUST 11, 1999

                              METAMARKETS.COM FUNDS


                                           PROSPECTUS

                                                     ____________, 1999



                                           o OPENFUND

                                           o COMMUNICATIONS TECHNOLOGY FUND

                                           o MEDIA TECHNOLOGY FUND

                                           o OPENFUND II

                                              ADVISED BY
                                              METAMARKETS INVESTMENTS LLC




AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

------------------
THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

DESCRIPTION OF THE FUNDS

OVERVIEW
-------------------------------------------------------------------------------

THE FUNDS

                              The MetaMarkets.com Funds consist of four separate Funds, each with its own investment strategy and risk/return profile. All four Funds seek capital growth and invest principally in common stocks of companies characterized as "growth" companies. The differences in investment strategy among the Funds affect the degree of risk each Fund is subject to and its return. The Funds are actively managed and, thus, are subject to the risk that a Fund's portfolio management practices might not achieve their goals. Because you could lose money by investing in a Fund, be sure to read all risk disclosure carefully before investing.

                              Each Fund invests in securities of companies which, in the opinion of the Fund's investment adviser, are innovative growth companies at the leading edge of technological, social and economic change. These are companies which define the "New Economy." They demonstrate the ability to innovate, continuously learn and productively change. Through innovative use of technology or the imaginative use of organizational techniques or marketing methods, they are redefining the way goods and services are provided in the economy. These are companies that make us more efficient at work, and change the way we relax and play.


                              The Funds' investments may range from small companies developing new technologies or practicing innovative methods to provide consumer services, to large blue chip companies with established track records of developing and marketing these advances.

                              Much is being written about the New Economy. Visit the Web site at http://www.MetaMarkets.com if you want to find out where you can read more about it.

                              The Funds' investment adviser intends to operate the Funds as the first "interactive mutual funds" integrating real time investor participation with the investment process. Each Fund intends to post on its Web site frequent updates of its holdings and completed trading activity. In addition, part of the investment adviser's Web site will support communication technologies such as discussion boards, chat rooms, webcams, and on-line polls through which Fund shareholders and others may interact with the Funds' portfolio managers and each other to share ideas about the Funds, stocks, market conditions and other related topics.


OBJECTIVES, RISK/RETURN AND EXPENSES


OPENFUND



INVESTMENT OBJECTIVE         The Fund seeks to provide investors with capital
                              growth.

PRINCIPAL INVESTMENT          The Fund invests principally in the common stocks
  STRATEGIES                  of companies that the investment adviser believes
                              derive strategic advantage from trends caused by the development of the "New Economy."


                              The Fund will engage in aggressive portfolio trading in an attempt to take advantage of short-term trends in valuation and momentum.

                              To implement the Fund's strategy, the adviser will select from those companies based in the U.S. or, to a limited extent, in foreign countries that provide or are expected to benefit from advances and improvements in technology, consumer services or business practices. These companies may include those that develop, produce or distribute products or services in the Internet, electronics, communications, healthcare, biotechnology, and computer software and hardware sectors, as well as the consumer marketing, media, entertainment and financial services sectors. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.


PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
  RISKS                       unrelated to the issuers' value. The value of your
                              investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.


                              The Fund will engage in short-term trading, which could produce higher brokerage costs and taxable distributions than a fund with low portfolio turnover.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations (below $500 million), which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.


                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.


                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES


If you purchase and hold shares of OpenFund, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.



------------------------------------------
Annual Fund Operating Expenses
(fees paid from Fund assets)
------------------------------------------
Management Fee              1.00%
------------------------------------------
Distribution (12b-1)
Fee                          .25%
------------------------------------------
Other Expenses1              .20%
------------------------------------------
Total Annual Fund
Operating Expenses1         1.45%
------------------------------------------

-----------------------
1 Reflects a contractual obligation by the adviser to waive its fees in their entirety and pay all Fund expenses through February 28, 2000, and to reimburse the Fund to the extent Total Annual Fund Operating Expenses exceed 1.45% of the Fund's average daily net assets from March 1, 2000 through August 31, 2000.



EXPENSE EXAMPLE


Use the example at right
to help you compare the
cost of investing in the Fund              OPENFUND       1           3
with the cost of investing
in other mutual funds. It                               $74(2)       $387(2)
illustrates the amount of                  -----------------------------------
fees and expenses you would
pay, assuming the following:

----------------------
2  Year 1 fees and expenses are based on a contractual agreement.



o $10,000 investment
o 5% annual return
o no changes in the Fund's
  operating expenses
o reinvestment of all dividends
  and distributions

Your actual costs may be higher or lower.

OBJECTIVES, RISK/RETURN AND EXPENSES

COMMUNICATIONS TECHNOLOGY FUND


INVESTMENT OBJECTIVE          The Fund seeks to provide investors with capital
                              growth.

PRINCIPAL INVESTMENT          The Fund invests principally in the common stocks
   STRATEGIES                 of companies that the investment adviser believes
                              derive strategic advantage from the development of global telecommunications for voice and data traffic.


                              To implement the Fund's strategy, the adviser will select from those companies based in the U.S. or, to a limited extent, in foreign countries that develop, manufacture or sell communications and networking services or equipment, or that provide Internet and media services to such companies. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.


PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
 RISKS                        unrelated to the issuers' value. The value of your
                              investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                              Because the Fund's investments are concentrated in the telecommunications industries (at least 65% of its total assets), the value of its shares will be affected by factors peculiar to those industries and may fluctuate more widely than that of a fund which invests in a broad range of industries.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations (below $500 million), which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.


                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.


                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of the Communications Technology Fund, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------
Annual Fund Operating Expenses
(fees paid from Fund assets)
------------------------------------------
Management Fee              1.00%
------------------------------------------
Distribution (12b-1)
Fee                          .25%
------------------------------------------
Other Expenses1              .20%
------------------------------------------
Total Annual Fund
Operating Expenses1         1.45%
------------------------------------------

--------------------
1 Reflects a contractual obligation by the adviser to waive its fees in their entirety and pay all Fund expenses through February 28, 2000, and to reimburse the Fund to the extent Total Annual Fund Operating Expenses exceed 1.45% of the Fund's average daily net assets from March 1, 2000 through August 31, 2000.



EXPENSE EXAMPLE


Use the example at right                  COMMUNICATIONS        1        3
to help you compare the                   TECHNOLOGY FUND     Year    Years
cost of investing in the Fund
with the cost of investing                                    $74(2)    $387(2)
in other mutual funds.                    -------------------------------------
It illustrates the amount of
fees and expenses you would
pay, assuming the following:

--------------------
2  Year 1 fees and expenses are based on a contractual agreement.


o $10,000 investment
o 5% annual return
o no changes in the Fund's
  operating expenses
o reinvestment of all dividends
  and distributions

Your actual costs may be higher or lower.

OBJECTIVES, RISK/RETURN AND EXPENSES



MEDIA TECHNOLOGY FUND


INVESTMENT OBJECTIVE          The Fund seeks to provide investors with capital
                              growth.

PRINCIPAL INVESTMENT          The Fund invests principally in common stocks of
  STRATEGIES                  companies that the investment adviser believes
                              derive strategic advantage from the development of digital technologies used in the broadcast, entertainment and other media industries.


                              To implement the Fund's strategy, the adviser will select companies based in the U.S. or, to a limited extent, in foreign countries that develop, produce, sell or distribute goods or services used in the media industries, such as Internet, retailing, financial services, advertising, broadcasting, film, publishing, cable television and video, and cellular communications companies. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.


PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
  RISKS                       unrelated to the issuers' value. The value of your
                              investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                              Because the Fund's investments are concentrated in the media industries (at least 65% of its total assets), the value of its shares will be affected by factors peculiar to those industries and may fluctuate more widely than that of a fund which invests in a broad range of industries.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations (below $500 million), which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.


                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.


                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of the Media Technology Fund, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------
Annual Fund Operating Expenses
(fees paid from Fund assets)
------------------------------------------
Management Fee              1.00%
------------------------------------------
Distribution (12b-1)         .25%
Fee
------------------------------------------
Other Expenses1              .20%
------------------------------------------
Total Annual Fund
Operating Expenses1         1.45%
------------------------------------------

----------------------
1 Reflects a contractual obligation by the adviser to waive its fees in their entirety and pay all Fund expenses through February 28, 2000, and to reimburse the Fund to the extent Total Annual Fund Operating Expenses exceed 1.45% of the Fund's average daily net assets from March 1, 2000 through August 31, 2000.



EXPENSE EXAMPLE


Use the example at right             MEDIA TECHNOLOGY FUND     1        3
to help you compare the                                       Year    Years
cost of investing in the Fund
with the cost of investing                                   $74(2)    $387(2)
in other mutual funds. It            ---------------------------------------
illustrates the amount of
fees and expenses you would
pay, assuming the following:

----------------------
2  Year 1 fees and expenses are based on a contractual agreement.


o $10,000 investment
o 5% annual return
o no changes in the Fund's
  operating expenses
o reinvestment of all dividends
  and distributions

Your actual costs may be higher or lower.

OBJECTIVES, RISK/RETURN AND EXPENSES

OPENFUND II


INVESTMENT OBJECTIVE          The Fund seeks to provide investors with capital
                              growth.

PRINCIPAL INVESTMENT          The Fund invests principally in the common stocks
  STRATEGIES                  of companies that the investment adviser believes
                              derive strategic advantage from trends caused by the development of the "New Economy."

                              To implement the Fund's strategy, the adviser will select from those companies based in the U.S. or, to a limited extent, in foreign countries that provide or are expected to benefit from advances and improvements in technology, consumer services or business practices. These companies may include those that develop, produce or distribute products or services in the Internet, electronics, communications, healthcare, biotechnology, and computer software and hardware sectors, as well as the consumer marketing, media, entertainment and financial services sectors. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.


PRINCIPAL INVESTMENT          Stocks fluctuate in price, often based on factors
  RISKS                       unrelated to the issuers' value. The value of your
                              investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                              The Fund will invest in companies in the technology sector, including those with small capitalizations (below $500 million), which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                              The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                              The Fund may invest in lower-rated convertible securities which have speculative characteristics and higher credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.

                              Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.

                              The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.
                              The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                              Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of OpenFund II, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

------------------------------------------
Annual Fund Operating Expenses
(fees paid from Fund assets)
------------------------------------------
Management Fee              1.00%
---------------------------------------------
Distribution (12b-1)
Fee                          .25%
---------------------------------------------
Other Expenses1              .20%
---------------------------------------------
Total Annual Fund
Operating Expenses1         1.45%
---------------------------------------------

-----------------------
1 Reflects a contractual obligation by the adviser to waive its fees in their entirety and pay all Fund expenses through February 28, 2000, and to reimburse the Fund to the extent Total Annual Fund Operating Expenses exceed 1.45% of the Fund's average daily net assets from March 1, 2000 through August 31, 2000.

EXPENSE EXAMPLE


Use the example at right               OPENFUND II             1         3
to help you compare the                                      Year      Years
cost of investing in the Fund
with the cost of investing                                   $74(2)     $387(2)
in other mutual funds. It              --------------------------------------
illustrates the amount of
fees and expenses you would
pay, assuming the following:

-----------------------
2  Year 1 fees and expenses are based on a contractual agreement.

o $10,000 investment
o 5% annual return
o no changes in the Fund's
  operating expenses
o reinvestment of all dividends
  and distributions

Your actual costs may be higher or lower.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS


PRINCIPAL STRATEGIES APPLICABLE TO ALL FUNDS


While the Funds typically invest principally in common stocks, they also may invest in convertible securities and preferred stocks and other equity securities having the characteristics of common stocks (generally, in each case up to 10% of the Fund's assets). Each Fund also may invest in Standard & Poor's Depositary Receipts ("SPDRs") and DIAMONDS when it desires exposure to the U.S. stock market generally. Convertible securities are exchangeable for another form of the issuer's securities, and generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Each Fund may invest up to 10% of its assets in convertible securities rated below investment grade (Baa/BBB) and as low as the lowest rating assigned by the rating agencies (C/D) or the unrated equivalent as determined by the adviser. Preferred stock has preference over common stock in the payment of dividends and the liquidation of
assets, but ordinarily does not carry voting rights.   depositary
receipts listed on the American Stock Exchange that are designed to provide investment results that generally correspond to the price and yield performance of the common stocks included in the Standard & Poor's 500 Index. DIAMONDS are units listed on the American Stock Exchange that are designed to provide investment results that generally correspond to the price and yield performance of the common stocks included in the Dow Jones Industrial Average.


Although the Funds will invest principally in securities of U.S. issuers, each Fund may invest up to 20% of its total assets in the equity securities of foreign issuers, including common stocks, preferred stocks, convertible securities and depositary receipts, such as ADRs.


The Funds may sell short securities of companies that the investment adviser believes will underperform amidst the challenges of the New Economy. In addition, each Fund may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. Generally, the Fund would sell a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. No securities will be sold short if, after effect is give to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.


Each Fund may invest some assets in options and futures contracts and, though not part of its principal strategy, certain other derivatives such as equity swaps. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility.

Each Fund may borrow money from banks, brokers or dealers for investment purposes. Borrowing for investment purposes is known as "leverage." To the extent a Fund uses leverage, it would limit such leverage to 25% of its total assets.

Each Fund, from time to time, may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions and invest some or all of its assets in money market instruments. During these periods, the Fund may not achieve its investment objective.

PRINCIPAL RISKS APPLICABLE TO ALL FUNDS


MARKET AND MANAGEMENT RISK. Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, their stock prices can fall drastically--even if earnings show an absolute increase.


Each Fund may purchase securities of companies in initial public offerings or shortly thereafter. The prices of these companies' securities may be very volatile. Each Fund may purchase securities of companies which have no earnings or have experienced losses. The Fund generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perceptions about the company change, the company's stock price may decline sharply and its securities may become less liquid.

FOREIGN SECURITIES RISK. Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks, such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards.

LOWER RATED SECURITIES RISK. Higher yielding (and, therefore, higher risk) convertible securities, such as those rated below investment grade, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than lower yielding, higher rated convertible securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell these securities or could result in lower prices that those used in calculating the Fund's net asset value.

RISK OF USING CERTAIN INVESTMENT TECHNIQUES. With respect to short sales, the price at the time the Fund replaces the security borrowed may be more (and the Fund would lose money) or less (and the Fund would make money) than the price at which the security was sold by the Fund. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.


The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; and (iii) losses due to unanticipated market movements.

Leveraging is a sophisticated investment technique that amplifies the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


INTERNET RISK. Since the Funds are designed specifically for on-line investors, an interruption in transmissions over the Internet generally or problem in the transmission of the MetaMarkets.com Web site in particular could result in a delay or interruption in your ability to access the MetaMarkets.com Web site, place purchase or sale orders with the Funds or otherwise interact with the Funds.



YEAR 2000 RISK. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the investment adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. Year 2000 issues may adversely affect the companies or other issuers in which the Funds invest where, for example, such entities incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so. Foreign markets may be less prepared to address Year 2000 issues than U.S. ones.


The investment adviser and the Funds' other service providers have assured the Funds that they have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. The investment adviser and the Fund's other service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing Year 2000 issues.

While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the investment adviser and the Funds' other service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Funds. If any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur, which could result in a decline in the value of the Funds' securities and return.

FUND MANAGEMENT


Investment Adviser


MetaMarkets Investments LLC, located at 400 Oyster Point Blvd., Suite 414, South San Francisco, California 94080, serves as each Fund's investment adviser. The investment adviser is a newly formed entity and has no operating history upon which investors can evaluate its performance. Donald L. Luskin, the investment adviser's President and Chief Executive Officer, was formerly the Chief Executive Officer of Barclays Global Mutual Funds and the Vice Chairman of Barclays Global Investors, one of the world's largest investment management organizations. The investment adviser is responsible for making investment decisions for each Fund, placing purchase and sale orders and providing research, statistical analysis and continuous supervision of each Fund's investment portfolio. Investment decisions for each Fund are made by a team of the investment adviser's portfolio managers; the team collaborates in making portfolio recommendations and no individual is primarily responsible for making recommendations to the team. Set forth below is the investment advisory fee rate payable to the investment adviser by each Fund:


Average Daily Net                                             Annual Rate of
ASSETS OF THE FUND                                              ADVISORY FEE

on the first $250 million                                          1.00%
on the next $500 million                                            .75%
on assets in excess of $750 million                                 .50%


SHAREHOLDER INFORMATION


PRICING OF FUND SHARES

The per share net asset value (NAV) of each Fund is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares.

Each Fund's NAV is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open, except Columbus Day and Veterans' Day. The New York Stock Exchange is closed on weekends, national holidays and Good Friday.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your completed order form.

Each Fund's investments are valued each business day generally by using available market quotations or, if market quotations are not available, at fair value determined by the Fund's Board or in accordance with procedures approved by the Board. For further information regarding the methods employed in valuing the Funds' investments, see the Statement of Additional Information (SAI).

The Funds' 12b-1 fees compensate the Funds' distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY AND SELL SHARES

GENERAL

MetaMarkets.com Funds are designed specifically for on-line investors. You can access the Funds at the MetaMarkets.com Web site on the Internet. By clicking one of the Fund order icons, you can quickly and easily place a purchase or sale order for shares. You will be prompted to enter your trading password whenever you perform a transaction so that the Fund can be sure each purchase or sale is secure. For your own protection, only you or your co-account holder(s) should place orders through your Fund account. When you purchase shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide your e-mail address and (3) affirm that you have read the Prospectus. The Funds' current Prospectus will be readily available for viewing and printing on the Web site.


To become a Fund shareholder, you will need to open an account and consent to receive all shareholder information about the Funds electronically. MetaMarkets.com Funds may deliver paper-based shareholder information in certain circumstances at no extra cost to the investor. If you call or e-mail the Funds to request paper-based shareholder information, or if you revoke your consent to receive all shareholder information electronically, the Funds will deliver such information to you and you may be charged a transaction fee of up to $12 to cover the costs of printing, shipping and handling (a fee will not be charged for delivery of confirmations or statements). Shareholder information includes prospectuses, annual and semi-annual reports, proxy materials, confirmations and statements.


PURCHASING AND ADDING TO YOUR SHARES

                                      Minimum Investment
Account type                          Initial     Subsequent


Regular
(non-retirement)                     $1,000           $250
Retirement (IRA)                       $100            $50
Automatic
Investment Plan                        $250            $50

To make your initial investment, follow the instructions on the account application at the end of this Prospectus. To make subsequent investments, click the Fund Purchase Order icon and follow the instructions. The Funds offer an Automatic Investment Plan and Directed Dividend Option, which are convenient ways of buying Fund shares. These also are described on the account application and in the SAI.


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Funds may waive the minimum purchase requirements or reject any purchase order in whole or in part.

SELLING YOUR SHARES

You may sell (i.e., redeem) your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

To sell Fund shares, click the Fund Sell Order icon and follow the instructions.

o VERIFYING TELEPHONE REDEMPTIONS
MetaMarkets.com Funds will make efforts to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.


o  REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
Before selling recently purchased shares, please note that if your initial investment was by check, the Fund may delay sending you the proceeds until the check has cleared (which may take up to 15 days from the date of purchase). You can avoid this delay by purchasing shares with a certified check.

o DELAYING PAYMENT OF REDEMPTION PROCEEDS
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

o REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). Redemption in kind would consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

o CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Fund. No transaction fees are charged for exchanges.

You must exchange shares worth $500 or more and meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

To exchange your Fund shares, click the Fund Exchanges icon and follow the instructions.


IMPORTANT INFORMATION ABOUT EXCHANGES. If Fund shares are purchased by check, the shares cannot be exchanged until your check has cleared. This could take up to 15 days from the date of purchase. The Funds may reject an exchange request from a shareholder who has made more than eight exchanges between investment portfolios offered by Fund management in a year, or more than four exchanges in a calendar quarter. Although unlikely, the Funds may reject any exchanges or, upon 60-days' notice to shareholders, change or terminate the exchange privilege. The exchange privilege is available only in states where new Fund shares may be sold. The registration and tax identification numbers of the two accounts must be identical.


INTERACTIVE FUNDS

For OpenFund and OpenFund II, the discussion boards, chat rooms and interactive features, including the display of trading activity and Fund holdings, are presented for information purposes only and may be discontinued at any time. MetaMarkets.com Funds also may terminate the ability to buy and sell Fund shares on its Web site at any time, in which case you may continue to buy and sell Fund shares pursuant to the alternative procedures described in a separate document attached to this Prospectus. Prices and other data posted during the day on the MetaMarkets.com Web site will be based on sources believed reliable, but whose accuracy can not be assured.

DIVIDENDS, DISTRIBUTIONS AND TAXES


All dividends and distributions will be automatically reinvested in Fund shares. Each Fund usually pays its shareholders dividends from its net investment income and distributes any capital gains annually.


Dividends paid by a Fund are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or tax-advantaged account). Except for tax-deferred accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts may be taxable when received.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for Federal income tax purposes whether you receive them in cash or in additional shares.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

You will be notified in January each year about the Federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts.

Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

For more information about the Funds, the following documents are available free upon request:



STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.


-------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF THE SAI OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS ON THE FUNDS' INTERNET SITE OR BY E-MAIL:


                  METAMARKETS.COM FUNDS
                  INTERNET: HTTP://WWW.METAMARKETS.COM
                  TELEPHONE: 1-877-METAMKT (1-877-638-2658)

SHAREHOLDERS WILL BE ALERTED BY E-MAIL WHEN A PROSPECTUS AMENDMENT, ANNUAL OR SEMI-ANNUAL REPORT, OR PROXY MATERIALS ARE AVAILABLE.
-------------------------------------------------------------------------------

Certain instructions on how to buy and sell Fund shares are provided in a separate document that is incorporated by reference into this Prospectus.

You can review information about the Funds, including the Funds' SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
   o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or calling 1-800-SEC-0330.
   o   Free from the Commission's Web site at http://www.sec.gov.



Distributed by BISYS Fund Services Limited Partnership
Investment Company Act file no. 811-09351.

HOW TO BUY, SELL AND EXCHANGE SHARES

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


BY INTERNET

Initial Investment:
1. Carefully read and complete the account application at the end of the Prospectus, or download it from the MetaMarkets.com Web site, and follow the instructions.


2. Make check, bank draft or money order payable to "MetaMarkets.com Funds, [Name of Fund]."

3. Mail your payment and a signed copy of the
     completed account application to:      MetaMarkets.com Funds
                                            c/o BISYS Fund Services
                                            P. O. Box 182208
                                            Columbus, Ohio  43218-2208


Subsequent Investment:
1.   Provide the following information:
     o   Fund name:  ____________________
     o   Amount invested:  ____________________
     o   Account name:  ____________________
     o   Account number:  ____________________


2.   Include your account number on your
     check or money order and mail it to:   MetaMarkets.com Funds
                                            c/o BISYS Fund Services
                                            P. O. Box 182208
                                            Columbus, Ohio  43218-2208


or, for Overnight Service, send it to:


                                            MetaMarkets.com Funds
                                            c/o BISYS Fund Services
                                            Attn:  T.A. Operations
                                            3435 Stelzer Road
                                            Columbus, Ohio  43219


ELECTRONIC PAYMENTS

You may pay electronically if your U.S. bank participates in the Automated Clearing House (ACH).


To establish an electronic purchase option, complete the account application as directed, or call 1-877-638-2658. Your account can generally be set up for electronic purchases within 15 days.

Call 1-877-638-2658 to arrange a transfer from your bank account.

WIRE TRANSFER PAYMENTS


To pay by wire transfer, complete the account application as directed and request a wire transfer confirmation number, or call 1-877-638-2658. Follow the instructions below after receiving your confirmation number.

Instruct your bank to wire transfer your investment to:
Investors Bank & Trust Company
Routing Number:  ABA # 011001438
DDA#000007910
Include:
Your name
Your confirmation number
After instructing your bank to wire the funds, call 1-877-638-2658 to advise us of the amount being transferred and the name of your bank




                              ELECTRONIC VS. WIRE TRANSFER

                              Wire transfers allow financial institutions to send funds to each other, almost instantaneously. Your bank may change a wire transfer fee. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.



You can add to your account by using the convenient options described in the account application. For more information about these options, also see the SAI.

INSTRUCTIONS FOR SELLING SHARES

By Internet                     Provide the following information:
                                o your Fund and account number:  ______________
                                o amount you wish to sell:  _______________
                                o address where your check should be sent or
                                where your funds should be wired or
                                electronically transferred:
                                ---------------


-------------------------------------------------------------------------------
By Telephone                    Call 1-877-638-2658 with instructions as to
(UNLESS YOU HAVE DECLINED       how you wish to receive your funds (mail,
TELEPHONE SALES PRIVILEGES)     wire, electronic transfer).

TO RECEIVE YOUR REDEMPTION PROCEEDS BY WIRE TRANSFER, you must indicate this option on your application. Your payment will be wired to your bank ordinarily on the next business day. The Fund and your bank may charge a wire transfer fee.

TO RECEIVE YOUR REDEMPTION PROCEEDS ELECTRONICALLY, your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your payment will be credited ordinarily within seven days. Your bank may charge for this service.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your Fund shares, provide the following information:
  o  Your name and telephone number:  _______________
  o  The exact name on your account and account number:  _______________
  o Taxpayer identification number (usually your Social Security number): _______________
  o  Dollar value or number of shares to be exchanged:  _______________
  o  The name of the Fund from which the exchange is to be made:  _____________
  o  The name of the Fund into which the exchange is being made:  _____________

                   SUBJECT TO COMPLETION, DATED AUGUST 11, 1999


                              METAMARKETS.COM FUNDS

                                    OpenFund
                         Communications Technology Fund
                              Media Technology Fund
                                   OpenFund II



                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 1999



          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for OpenFund, Communications Technology Fund, Media Technology Fund and OpenFund
II (each, a "Fund" and collectively, the "Funds") of MetaMarkets.com Funds
(the "Company"), dated __________, 1999, as it may be revised from time to time. To obtain a copy of the Prospectus, please access the Company's Web site at http://www.MetaMarkets.com, click on the Fund Prospectus icon and follow the instructions, or call toll free 1-877-METAMKT (1-877-638-2658). When investing in the Funds, you will be asked to consent to receive all information about the Funds electronically.


                                TABLE OF CONTENTS
                                                                          PAGE


Description of the Company and the Funds....................................B-3
Management of the Company..................................................B-16
Management Arrangements....................................................B-19
Purchase and Redemption of Shares..........................................B-23
Determination of Net Asset Value...........................................B-24
Shareholder Services and Privileges........................................B-25
Performance Information....................................................B-26
Dividends, Distribution and Taxes..........................................B-26
Portfolio Transactions.....................................................B-28
Information About the Company and the Funds................................B-29
Counsel and Independent Auditors...........................................B-30
Appendix ..................................................................B-31
Financial Statement and Report of Independent Auditors.....................B-40

[Left Side Margin on Cover Page]

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THE FUNDS' SHARES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUNDS' SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                    DESCRIPTION OF THE COMPANY AND THE FUNDS

GENERAL

          The Company is a Massachusetts business trust that was formed on May 21, 1999. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund.

          MetaMarkets Investments LLC (the "Adviser") serves as each Fund's investment adviser.


          BISYS Fund Services Ohio, Inc. (the "Administrator") serves as each Fund's administrator.

          BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as each Fund's distributor.


CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Funds' Prospectus. The portfolio securities described below, other than convertible securities, are not part of the Funds' principal investment strategies.

          CONVERTIBLE SECURITIES. (All Funds) While the Funds typically invest principally in common stocks, part of their principal investment strategies from time to time may include investing in convertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Funds' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          WARRANTS. (All Funds) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

          INVESTMENT COMPANIES. (All Funds) A Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

          DEPOSITARY RECEIPTS. (All Funds) A Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Funds) A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          STANDARD & POOR'S DEPOSITARY RECEIPTS AND DIAMONDS. (All Funds) A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component stocks of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). SPDRs are listed on the Exchange and traded in the secondary market on a per-SPDR basis.

          A Fund also may invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the "DJIA"). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

          SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. The value of both SPDRs and DIAMONDS are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs and DIAMONDS involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs and/or DIAMONDS invested in by a Fund. Moreover, a Fund's investment in SPDRs and/or DIAMONDS may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond. Additionally, the respective investment trusts may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between each of the investment trusts and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and each of the investment trusts.


          ILLIQUID SECURITIES. (All Funds) A Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

          CORPORATE DEBT SECURITIES. (All Funds) A Fund may invest in corporate debt securities, which include corporate bonds, debentures, notes and other similar instruments. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

          Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the interest rate paid on the obligations. The terms of such obligations may provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

          The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

          The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

          MONEY MARKET INSTRUMENTS. (All Funds) In an attempt to respond to adverse market, economic, political or other conditions, a Fund may take a temporary defensive position that is inconsistent with its principal investment strategies and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. Each Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

          In addition to the principal investment strategies discussed in the Funds' Prospectus, the Funds also may engage in the investment techniques described below.

          LEVERAGE. (All Funds) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          A Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, a Fund's borrowings generally will be unsecured.

          SHORT-SELLING. (All Funds) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. A Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. With respect to each Fund, securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the relevant Fund's net assets.

          Until a Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount which, together with the amount deposited with the broker as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

          DERIVATIVES. (All Funds) A Fund may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

          However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

          If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither the Company nor any Fund will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Fund may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          A Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. When required by the Securities and Exchange Commission, the Fund will segregate permissible liquid assets to cover its obligations relating to its purchase of derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. (All Funds) A Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutsche Termine Borse and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

          Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

          Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. A Fund may purchase and sell stock index futures contracts. A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

          A Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

OPTIONS--IN GENERAL. (All Funds) A Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

          A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are segregated to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. A Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

          A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          Successful use by a Fund of options will be subject to the Adviser's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Fund may incur losses.

SWAP AGREEMENTS. (All Funds) A Fund may enter into swap agreements in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two- party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

          A Fund may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

          FUTURE DEVELOPMENTS. (All Funds) A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

         FORWARD COMMITMENTS. (All Funds) A Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment but the Fund does not make a payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

          LENDING PORTFOLIO SECURITIES. (All Funds) A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          FOREIGN CURRENCY TRANSACTIONS. (All Funds) A Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. A Fund's success in these transactions will depend principally on the Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

INVESTMENT RISKS

          FOREIGN SECURITIES. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of foreign securities usually are held outside the United States, a Fund's investment in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.


          Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

          FIXED-INCOME SECURITIES. (All Funds) A Fund may invest, to a limited extent, in fixed-income securities, including those rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff," and together with S&P, Moody's and Fitch, the "Rating Agencies"). Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities that may be purchased by each Fund, such as those rated Baa or lower by Moody's and BBB or lower by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

          LOWER RATED SECURITIES. (All Funds) A Fund may invest in higher yielding (and, therefore, higher risk) convertible securities and, to a limited extent, in debt securities (junk bonds). These securities include those rated below Baa by Moody's and below BBB by S&P, Fitch and Duff. These securities may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. These securities are considered by the Rating Agencies to be, on balance, predominantly speculative as to the payment of principal and interest and generally involve more credit risk than investment grade securities. The retail market for these securities may be less liquid than that of investment grade securities. Adverse market conditions could make it difficult for the Fund to sell these securities or could result in the Fund obtaining lower prices for these securities which would adversely affect the Fund's net asset value. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Funds will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

          Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

          Because there is no established retail secondary market for many of these securities, a Fund may be able to sell such securities only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

          These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

          A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. No Fund has any arrangement with any persons concerning the acquisition of such securities, and the Adviser will review carefully the credit and other characteristics pertinent to such new issues.

          NON-DIVERSIFIED STATUS. (All Funds) The classification of each Fund as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.

          SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of the other Funds. If, however, such other Funds desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each Fund. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS

          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Each Fund has adopted investment restrictions numbered 8 through 10 as non-fundamental policies which may be changed by vote of a majority of the Company's Board members at any time. No Fund may:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or, with respect to the Communications Technology Fund and Media Technology Fund, securities issued by companies in the telecommunications and media industries, respectively.

          2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5. Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

          6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 10 and 11 may be deemed to give rise to a senior security.

          8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when- issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33- 1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

                            MANAGEMENT OF THE COMPANY

          The Company's Board is responsible for the management and supervision of each Fund. The Board approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:


MetaMarkets Investments LLC........................... Investment Adviser
BISYS Fund Services Ohio, Inc. ....................... Administrator and
                                                       Transfer Agent
BISYS Fund Services Limited Partnership............... Distributor
Investors Bank & Trust Company ....................... Custodian



          Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Board member who is an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.



NAME, ADDRESS                                    POSITION(S) HELD                  PRINCIPAL OCCUPATION(S)
AND AGE                                          WITH COMPANY                      DURING PAST 5 YEARS
-------------------------                        -------------------------------   -------------------

*Donald L. Luskin                                Board Member,                     President and Chief Executive
400 Oyster Point Blvd., Suite 414                President and Treasurer           Officer of MetaMarkets.com,
South San Francisco, CA  94080                                                     Inc. and the Adviser since
Age:  45                                                                           inception.  From 1997 to 1998,
                                                                                   Mr. Luskin was Chief Executive
                                                                                   Officer of Barclays Global
                                                                                   Mutual Funds and, from 1996 to
                                                                                   1997, he was Vice Chairman of
                                                                                   Barclays Global Investors
                                                                                   ("Barclays"), one of the world's
                                                                                   largest investment management
                                                                                   organizations. From 1987 to
                                                                                   1996, Mr. Luskin served in
                                                                                   various other executive
                                                                                   capacities for Barclays and its
                                                                                   predecessors. Prior thereto, he
                                                                                   served as a director and Senior
                                                                                   Vice President of Jefferies &
                                                                                   Company, Inc. ("Jefferies &
                                                                                   Co."), an investment bank and
                                                                                   registered broker-dealer, where
                                                                                   he created the POSIT crossing
                                                                                   network, currently operated by
                                                                                   the Investment Technology Group.
                                                                                   Formerly, Mr. Luskin was a hedge
                                                                                   fund manager and member of the
                                                                                   Chicago Board Options Exchange
                                                                                   and the Pacific Stock Exchange.
                                                                                   He is the author of the books,
                                                                                   "Index Options and Futures: The
                                                                                   Complete Guide," and editor of
                                                                                   "Portfolio Insurance: A Guide to
                                                                                   Dynamic Hedging."

Tracy G. Herrick                                  Board Member                     Since 1981, President of
1150 University                                                                    Tracy G. Herrick, Inc.,   an
Palo Alto, CA 94301                                                                economic consulting firm, and a
Age: 65                                                                            director of Jefferies & Co.
                                                                                   Mr. Herrick also is a director
                                                                                   of Anderson Capital Management,
                                                                                   Inc., a registered investment
                                                                                   adviser, and of The Committee
                                                                                   For Monetary Research and
                                                                                   Education.

James E. Mitchell                                Board Member                      Director of Finance and
1550 Waverly Street                                                                Administration of the Lucile
Palo Alto, CA  94301                                                               Packard Foundation for
Age:  57                                                                           Children's Health, a non-profit
                                                                                   foundation focusing on
                                                                                   children's health issues. From
                                                                                   1974 to 1990, Mr. Mitchell was
                                                                                   Chief Financial Officer of Lane
                                                                                   Publishing Co. and, from 1990 to
                                                                                   1998, he was Vice President of
                                                                                   Finance and Administration of
                                                                                   Sunset Publishing Corporation, a
                                                                                   subsidiary of Time Warner Inc.

George G. C. Parker                              Board Member                      Dean Witter Professor of Finance
Graduate School of Business                                                        and Management (Teaching),
Stanford University                                                                Associate Dean for Academic
Stanford, CA  94305                                                                Affairs, Director of the MBA
Age:  60                                                                           Program and Co-director of the
                                                                                   Financial Management Program at
                                                                                   Stanford University Graduate
                                                                                   School of Business. Professor
                                                                                   Parker also is a board member of
                                                                                   Bailard, Biehl and Kaiser, Inc.,
                                                                                   a registered investment adviser,
                                                                                   Continental Airlines Inc. and
                                                                                   several investment companies in
                                                                                   the Dresdner/RCM Mutual Funds
                                                                                   complex.

James L. Smith                                   Vice President and                Since October 1996, an employee of BISYS Fund
3435 Stelzer Road                                Secretary                         Services, Inc., general partner of
Columbus, OH  43219                                                                the Distributor, and an officer of
Age: 39                                                                            other investment companies
                                                                                   administered by the Administrator or
                                                                                   its affiliates.  From October 1995 to October
                                                                                   1996, an employee of Davis, Graham & Stubbs.
                                                                                   Prior thereto, an employee of ALPS Mutual Fund
                                                                                   Services, Inc.

ALAINA METZ                                      Assistant Secretary               An employee of BISYS Fund
3435 Stelzer Road                                                                  Services, Inc. and an officer of
Columbus, OH  43219                                                                other investment companies
Age:  29                                                                           administered by the Administrator
                                                                                   or its affiliates.



          The Company has a standing nominating committee comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board.


          The Company does not pay any remuneration to its officers and Board members other than fees and expenses to those Board members who are not directors, officers or employees of the Adviser or the Administrator or any of their affiliates. The aggregate amount of compensation estimated to be paid to each such Board member by the Company for the fiscal year ending June 30, 2000 is as follows:



                                                                                                            TOTAL COMPENSATION
                                                 AGGREGATE                   PENSION OR RETIREMENT             FROM FUND AND
           NAME OF BOARD                     COMPENSATION FROM                BENEFITS ACCRUED AS              FUND COMPLEX
              MEMBER                              COMPANY                    PART OF FUND EXPENSES         PAID TO BOARD MEMBERS
--------------------------------             ------------------              ---------------------         ---------------------


Tracy G. Herrick                                  $2,700                              -0-                         $2,700
James E. Mitchell                                 $2,700                              -0-                         $2,700
George G. C. Parker                               $2,700                              -0-                         $2,700



                             MANAGEMENT ARRANGEMENTS


          INVESTMENT ADVISER. MetaMarkets Investments LLC, located at 400 Oyster Point Blvd., Suite 414, South San Francisco, California 94080, serves as each Fund's investment adviser. The Adviser is wholly-owned by MetaMarkets.com, Inc., and Donald L. Luskin and H. Davis Nadig III each may be deemed a "control person" of the Adviser as such term is defined in the 1940 Act by virtue of their ownership of shares of MetaMarkets.com, Inc.

          The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated July 20, 1999 with the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by the Company's sole shareholder on August 6, 1999. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


          Under the terms of the Agreement, the Company has agreed to pay the Adviser a monthly fee at the annual rate set forth below as a percentage of the relevant Fund's average daily net assets:


AVERAGE DAILY NET                                             ANNUAL RATE OF
ASSETS OF THE FUND                                             ADVISORY FEE
-------------------                                           ---------------
on the first $250 million                                          1.00%
on the next $500 million                                            .75%
on assets in excess of $750 million                                 .50%



          From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering the overall expense ratio of that Fund and increasing yield to its investors. The Fund will not pay the Adviser at a later time for any amounts it may waive, nor will the Fund reimburse the Adviser for any amounts it may assume.


          ADMINISTRATOR. BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated July 20, 1999 with the Company. Under the Administration Agreement with the Company, the Administrator generally assists in all aspects of the Funds' operations, other than providing investment advice, subject to the overall authority of the Company's Board in accordance with Massachusetts law. In connection therewith, the Administrator provides the Funds with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the Securities and Exchange Commission and filing of Federal, state and local income tax returns) that are not being furnished by the Funds' custodian. As to each Fund, the Administration Agreement will continue until July 20, 2004 and thereafter is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Administrator, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was approved by the Company's Board, including a majority of the Board members who are not "interested persons" of any party to the Administration Agreement, at a meeting held on July 20, 1999. As to each Fund, the Administration Agreement is terminable without penalty, at any time if for cause, by the Company's Board or by vote of the holders of a majority of such Fund's outstanding voting securities, or, on not less than 90 days' notice, by the Administrator. The Administration Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          As compensation for the Administrator's services, the Company has agreed to pay the Administrator a monthly administration fee at the annual rate set forth below as a percentage of each Fund's average daily net assets:

AVERAGE DAILY NET                              ANNUAL RATE OF
ASSETS OF THE FUND                             ADMINISTRATION FEE
------------------                             -------------------

on the first $500 million                                     .13%
on the next $250 million                                      .10%
on the next $250 million                                     .085%
on assets in excess of $1 billion                            .075%


The Company has agreed to pay the Administrator a minimum annual fee of $75,000 for the first year under the Administration Agreement, $162,500 for the second year and $187,500 for years three, four and five.

          DISTRIBUTOR. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., as the exclusive distributor of each Fund's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated July 20, 1999, with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares.

          DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") pursuant to which each Fund pays the Distributor for distribution-related services and shareholder servicing at an annual rate of .25% of the value of the Fund's average daily net assets. Under the Distribution Plan, the Distributor may make payments to certain financial institutions, securities dealers and other industry professionals that have entered into agreements with the Distributor ("Service Organizations") in respect of these services. The Distributor determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of shares owned by their clients. From time to time, the Distributor may defer or waive receipt of fees under the Distribution Plan while retaining the ability to be paid by the Fund under the Distribution Plan thereafter. The fees payable to the Distributor under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and its shareholders.

          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board members for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which shareholders may bear for distribution pursuant to the Distribution Plan without shareholder approval and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to each Fund, the Distribution Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the Distribution Plan agreements or by vote of the holders of a majority of the Fund's outstanding shares. As to each Fund, a Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Board members, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Fund's outstanding shares. A Distribution Plan agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. BISYS Fund Services Ohio, Inc. is the Company's transfer and dividend disbursing agent (the "Transfer Agent"). Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          Investors Bank & Trust Company (the "Custodian") acts as custodian of the investments of each Fund. Under a custodian agreement with the Company, the Custodian provides for the holding of each Fund's securities and the retention of all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Funds' assets held in custody and receives certain securities transactions charges.


          EXPENSES. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by others. The expenses borne by the Company include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or the Administrator or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of each Fund's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Company's, Board including, without limitation, proportionately in relation to the net assets of each Fund.

                        PURCHASE AND REDEMPTION OF SHARES


          GENERAL PURCHASE INFORMATION. The minimum initial investment for each Fund is $1,000, and subsequent investments must be at least $250. The minimum initial investment is $100 for IRAs, and subsequent investments for IRAs must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates, the minimum initial investment is $500, and subsequent investments must be at least $100. For full-time or part-time employees of the Adviser or any of its affiliates who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial or subsequent investment must be at least $50. The Adviser, its affiliates and Service Organizations may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. In addition, purchases of shares made in connection with certain shareholder privileges may have different minimum investment requirements. The Company reserves the right to reject any purchase order in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor. Share certificates will not be issued.

          REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $500 without filing a new account application during the calendar year the account is closed or during the following calendar year, provided the information on the old account application is still applicable.


          REDEMPTION COMMITMENT. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Fund is valued. If the recipient sells such securities, brokerage charges would be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Fund normally utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                        DETERMINATION OF NET ASSET VALUE

          GENERAL. Expenses and fees, including the advisory fee and fees paid pursuant to the Distribution Plan, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares.

          Each Fund's securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Adviser. Forward currency contracts will be valued at the current cost of offsetting the contract. Debt securities maturing in 60 days or less generally are carried at amortized cost, which approximates value, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Company's Board. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board.

          Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Company's Board are valued at fair value as determined in good faith by the Board. The Company's Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Company's Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Company's Board.

                       SHAREHOLDER SERVICES AND PRIVILEGES

          The services and privileges described under this heading may not be available to clients of certain Service Organizations, and some Service Organizations may impose certain conditions on their clients which are different from those described in the Prospectus or this Statement of Additional Information. Such investors should consult their Service Organization in this regard.

          EXCHANGE PRIVILEGE. The Exchange Privilege enables you to purchase, in exchange for shares of a Fund, shares of another Fund. The shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the Fund into which the exchange is being made.

          Shares will be exchanged at the next determined net asset value. No fees currently are charged shareholders directly in connection with exchanges although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          The exchange of shares of one Fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.


          AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan permits you to purchase shares of a Fund (minimum initial investment of $250 and minimum subsequent investments of $50 per transaction) at regular intervals selected by you. Provided your bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the bank account designated by you. At your option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market. To establish an Automatic Investment Plan account, you must check the appropriate box and supply the necessary information on the account application. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by accessing the Company's Web site at http://www.MetaMarkets.com and following the relevant instructions, and your cancellation will be effective three business days following receipt. The Company may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

          DIRECTED DISTRIBUTION PLAN. The Directed Distribution Plan enables you to invest automatically dividends and capital gain distributions, if any, paid by a Fund in shares of another Fund of which you are a shareholder. Shares of the other Fund will be purchased at the then-current net asset value. Minimum subsequent investments do not apply. Investors desiring to participate in the Directed Distribution Plan should check the appropriate box and supply the necessary information on the account application. The Plan is available only for existing accounts and may not be used to open new accounts. The Company may modify or terminate the Directed Distribution Plan at any time or charge a service fee. No such fee currently is contemplated.

                             PERFORMANCE INFORMATION

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

          Total return is calculated by subtracting the amount of a Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

          From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, such as U.S. monetary or fiscal policies and actual or proposed tax legislation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement, average life expectancy and pension and social security benefits. Comparative performance information may be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., S&P 500 Index, Russell 2000 Index, EAFE Index, the Dow Jones Industrial Average, CDA/Wiesenberger Investment Companies Service, Mutual Fund Values; Mutual Fund Forecaster, Mutual Fund Investing and other industry publications.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

          Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), if such qualification is in the best interests of its shareholders. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income and net short-term capital gain), and must meet certain asset diversification and other requirements. Qualification as a regulated investment company relieves the Fund from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in the Prospectus. In addition, if a shareholder holds shares for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain dividend received.


          In general, depending upon the composition of a Fund's income, all or a portion of the dividends paid by the Fund from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction") to the extent such Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code generally provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.


          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, any gain or loss realized by the Fund from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

          Offsetting positions held by a Fund involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. If the Fund was treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as or substantially identical to the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

          Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualifica tion as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PORTFOLIO TRANSACTIONS

          The Adviser is responsible for the selection of brokers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sale of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Transactions are allocated to various dealers by the Funds' investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. The allocation of brokerage transactions also may take into account a broker's sales of Fund shares.

          To the extent research services are furnished by brokers through which a Fund effects securities transactions, the Adviser may use such information in advising other funds or accounts it advises and, conversely, to the extent research services are furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises, the Adviser also may use such information in advising the Funds. Although it is not possible to place a dollar value on these services, if they are provided, it is the opinion of the Adviser that the receipt and study of any such services should not reduce the overall expenses of its research department.

          The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. The Funds may pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided.

          When transactions are executed in the over-the-counter market, the Adviser will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

                   INFORMATION ABOUT THE COMPANY AND THE FUNDS

          Each share has one vote and shareholders will vote in the aggregate, except as otherwise required by law. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, conversion or subscription rights and are freely transferable.

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Massachusetts business trust. However, the Company's Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Board member. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Company's outstanding voting shares. In addition, the Company's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio. From time to time, other portfolios may be established and sold pursuant to other offering documents.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the election of board members from the separate voting requirements of the Rule.

          To date, four series have been authorized. All consideration received by the Company for shares of one of the series, and all assets in which such consideration is invested, belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and expenses of, one series are treated separately from those of the other series.

          Each Fund will post its annual and semi-annual financial statements on the MetaMarkets.com Web site and e-mail notice of such postings to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Prospectus.


          PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105-2119, independent accountants, have been selected as each Fund's independent auditors.

                                    APPENDIX

          Description of S&P, Moody's, Fitch and Duff ratings:

S&P

BOND RATINGS

                                       AAA

          Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal an from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than bonds in higher rated categories.

                                       BB

          Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

          Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

          Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

          The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

          The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

                                        D

          Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

          This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                                       A-2

          Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                        B

          Issues carrying this designation are regarded as having only speculative capacity for timely payment.

                                        C

          This designation is assigned to short-term obligations with doubtful capacity for payment.

                                        D

          Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's

BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

          Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

          Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

BOND RATING

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

                                        A

          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

          Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

          Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

          Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

          Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

          Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

          Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD and D

          Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12 to 36 months.

SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

          Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

          Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                                       F-S

          Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                                        D

          Default. Issues assigned this rating are in actual or imminent payment default.

Duff

BOND RATINGS

                                       AAA

          Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

          Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

          Bonds rated A have protection factors which are average but adequate. However, factors are more variable and greater in periods of economic stress.

                                       BBB

          Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

                                       BB

          Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

          Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

          Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

          Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.

          Plus (+) and minus (-) signs are used with a rating symbol (except
AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff- 2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

s



             FINANCIAL STATEMENT AND REPORT OF INDEPENDENT AUDITORS

                              METAMARKETS.COM FUNDS


                       STATEMENT OF ASSETS AND LIABILITIES
                                 August 6, 1999



                                                                    COMMUNICATIONS            MEDIA
                                                                      TECHNOLOGY           TECHNOLOGY
                                                  OPENFUND               FUND                 FUND             OPENFUND II
                                                  --------          -------------          -----------
ASSETS

    Cash................................           $  100,000.00       $ 12.50                 $  12.50           $ 12.50
                                                   =============       =======                 ========           =======


LIABILITIES AND CAPITAL:                                 0                 0                       0                  0

NET ASSETS applicable to the shares
    of beneficial interest ($.001 par
    value) issued and outstanding
    (unlimited number of
    shares authorized)...................         $   100,000.00      $  12.50                $ 12.50             $  12.50
                                                  ==============      =========                =======            ========

SHARES OUTSTANDING.......................               8,000              1                      1                   1

NET ASSET VALUE AND REDEMPTION PRICE
    PER SHARE............................        $         12.50     $  12.50                $ 12.50             $  12.50
                                                 ===============     ========                =======             ========


NOTE 1 - MetaMarkets.com Funds (the "Company") is organized as a Massachusetts business trust and has had no operations as of the date hereof other than matters relating to its organization and registration as an open-end investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale and issuance of 8,000 shares of beneficial interest of the Open Fund and one share of beneficial interest of each other of the above-named series of the Company (each, a "Fund") to MetaMarkets Investments LLC (the "Adviser").

Pursuant to an investment advisory agreement with the Adviser, the Fund pays a monthly investment advisory fee based on the value of the average daily net assets of each Fund as follows:

          AVERAGE DAILY NET                       ANNUAL RATE OF
          ASSETS OF THE FUND                       ADVISORY FEE

          on the first $250 million                   1.00%
          on the next $500 million                     .75%
          on assets in excess of $750 million          .50%


Expenses related to the organization of the Company have been borne by the Adviser.

NOTE 2 - Each Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gain) that is distributed to shareholders.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholder and Board of Trustees of MetaMarkets.com Funds


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the OpenFund, Media Technology Fund, Communications Technology Fund and OpenFund II (hereafter referred to as the "Funds"), each a series of MetaMarkets.com Funds, at August 6, 1999, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Funds' management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by the management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP


San Francisco, California
August 9, 1999

          [GRAPHIC OMITTED]SUBJECT TO COMPLETION, DATED AUGUST 11, 1999
                              METAMARKETS.COM FUNDS

                                   PROSPECTUS


                                                  ____________, 1999


                                                  o OPENFUND


                                                    ADVISED BY
                                                    METAMARKETS INVESTMENTS LLC



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

DESCRIPTION OF THE FUND

OVERVIEW
-------------------------------------------------------------------------------


THE FUND The Fund invests in securities of companies which, in the opinion of the Fund's investment adviser, are innovative growth companies at the leading edge of technological, social and economic change. These are companies which define the "New Economy." They demonstrate the ability to innovate, continuously learn and productively change. Through innovative use of technology or the imaginative use of organizational techniques or marketing methods, they are redefining the way goods and services are provided in the economy. These are companies that make us more efficient at work, and change the way we relax and play.

                                      The Fund's investments may range from
                                      small companies developing new
                                      technologies or practicing innovative
                                      methods to provide consumer services, to large blue chip companies with established track records of developing and marketing these advances.

                                      Much is being written about the New
                                      Economy. Visit the Web site at
                                      http://www.MetaMarkets.com if you want to find out where you can read more about it.

                                      The Fund intends to operate as the first
                                      "interactive mutual fund" integrating real time investor participation with the investment process. The Fund intends to post on its Web site frequent updates of its holdings and completed trading activity. In addition, part of the investment adviser's Web site will support communication technologies such as discussion boards, chat rooms, webcams, and on-line polls through which Fund shareholders and others may interact with the Fund's portfolio managers and each other to share ideas about the Fund, stocks, market conditions and other related topics.

OBJECTIVES, RISK/RETURN AND EXPENSES

OPENFUND

INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with
                                      capital growth.

PRINCIPAL INVESTMENT                  The Fund invests principally in the
  STRATEGIES                          common stocks of companies that the
                                      investment adviser believes derive
                                      strategic advantage from trends caused by the development of the "New Economy."

                                      The Fund will engage in aggressive
                                      portfolio trading in an attempt to take
                                      advantage of short-term trends in
                                      valuation and momentum.

                                      To implement the Fund's strategy, the
                                      adviser will select from those companies based in the U.S. or, to a limited extent, in foreign countries that provide or are expected to benefit from advances and improvements in technology, consumer services or business practices. These companies may include those that develop, produce or distribute products or services in the Internet, electronics, communications, healthcare, biotechnology, and computer software and hardware sectors, as well as the consumer marketing, media, entertainment and financial services sectors. The Fund also may invest in the preferred stocks and convertible securities (including those rated below investment grade) of these companies and engage in short selling and, from time to time, leverage, futures and options transactions.

PRINCIPAL INVESTMENT                  Stocks fluctuate in price, often based on
  RISKS                               factors unrelated to the issuers' value.
                                      The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                      The Fund will engage in short-term
                                      trading, which could produce higher
                                      brokerage costs and larger taxable
                                      distributions than a fund with low
                                      portfolio turnover.

                                      The Fund will invest in companies in the technology sector, including those with small capitalizations (below $500 million), which carry additional risks. These companies typically have less predictable earnings than other companies. In addition, small-cap stocks trade less frequently and in more limited volume than those of larger, more established companies. As a result, technology and small-cap stocks may fluctuate significantly more in value than other stocks. Thus, the Fund's share price should be expected to fluctuate significantly more than the share prices of many other types of mutual funds.

                                      The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                                      The Fund may invest in lower-rated
                                      convertible securities which have
                                      speculative characteristics and higher
                                      credit risk. With this type of investment, a greater likelihood exists that adverse economic changes can result in a weakened capacity to make interest and principal payments on a timely basis.

                                      Foreign securities involve special risks, such as exposure to currency exchange rate fluctuations, and tend to be more volatile than U.S. securities.

                                      The Fund may not always be able to close out an established short position at any particular time or at an acceptable price.

                                      The Fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Fund's gains or losses.

                                      Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance.

PERFORMANCE BAR CHART AND TABLE

Because the Fund is new, it has no performance as of the date of this prospectus.

FEES AND EXPENSES

If you purchase and hold shares of OpenFund, you will pay certain fees and expenses, which are described in the tables. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------
Annual Fund Operating Expenses
(fees paid from Fund assets)
------------------------------------------
------------------------------------------

Management Fee              1.00%
------------------------------------------
Distribution (12b-1)
Fee                         .25%
------------------------------------------
Other Expenses1             .20%
------------------------------------------


Total Annual Fund
Operating Expenses1         1.45%
------------------------------------------

-----------------------
1 Reflects a contractual obligation by the adviser to waive its fees in their entirety and pay all Fund expenses through February 28, 2000, and to reimburse the Fund to the extent Total Annual Fund Operating Expenses exceed 1.45% of the Fund's average daily net assets from March 1, 2000 through August 31, 2000.




EXPENSE EXAMPLE


Use the example at right to             OPENFUND          1           3
help you compare the cost of                             Year       Years
investing in the Fund with the
cost of investing in other                               $74(2)       $387(2)
mutual funds. It illustrates            -------------------------------------
the amount of fees and
expenses you would pay,
assuming the following:

--------------------
2  Year 1 fees and expenses are based on a contractual agreement.


o  $10,000 investment
o  5% annual return
o  no changes in the Fund's
   operating expenses
o  reinvestment of all dividends
   and distributions

Your actual costs may be higher or lower.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES
AND RISKS


PRINCIPAL STRATEGIES


While the Fund typically invests principally in common stocks, it also may invest in convertible securities and preferred stocks and other equity securities having the charcteristics of common stocks(generally, in each case up to 10% of the Fund's assets). The Fund also may invest in Standard & Poor's Depositary Receipts ("SPDRs") and DIAMONDS when it desires exposure to the U.S. stock market generally. Convertible securities are exchangeable for another form of the issuer's securities, and generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. The Fund may invest up to 10% of its assets in convertible securities rated below investment grade (Baa/BBB) and as low as the lowest rating assigned by the rating agencies (C/D) or the unrated equivalent as determined by the adviser. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets, but ordinarily does not carry voting rights. SPDRs are depositary receipts listed on the American Stock Exchange that are designed to provide investment results that generally correspond to the price and yield performance of the common stocks included in the Standard & Poor's 500 Index. DIAMONDS are units listed on the American Stock Exchange that are designed to provide investment results that generally correspond to the price and yield performance of the common stocks included in the Dow Jones Industrial Average.


Although the Fund will invest principally in securities of U.S. issuers, it may invest up to 20% of its total assets in the equity securities of foreign issuers, including common stocks, preferred stocks, convertible securities and depositary receipts, such as ADRs.

The Fund may sell short securities of companies that the investment adviser believes will underperform amidst the challenges of the New Economy. In addition, the Fund may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. Generally, the Fund would sell a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. No securities will be sold short if, after effect is give to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

The Fund may invest some assets in options and futures contracts and, though not part of its principal strategy, certain other derivatives such as equity swaps. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility.

The Fund may borrow money from banks, brokers or dealers for investment purposes. Borrowing for investment purposes is known as "leverage." To the extent the Fund uses leverage, it would limit such leverage to 25% of its total assets.

The Fund, from time to time, may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions and invest some or all of its assets in money market instruments. During these periods, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

MARKET AND MANAGEMENT RISK. The Fund is actively managed and, thus, is subject to the risk that its portfolio management practices might not achieve its goals.

Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, their stock prices can fall drastically--even if earnings show an absolute increase.

The Fund may purchase securities of companies in initial public offerings or shortly thereafter. The prices of these companies' securities may be very volatile. The Fund may purchase securities of companies which have no earnings or have experienced losses. The Fund generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perceptions about the company change, the company's stock price may decline sharply and its securities may become less liquid.

FOREIGN SECURITIES RISK. Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks, such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards.

LOWER RATED SECURITIES RISK. Higher yielding (and, therefore, higher risk) convertible securities, such as those rated below investment grade, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than lower yielding, higher rated convertible securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell these securities or could result in lower prices that those used in calculating the Fund's net asset value.

RISK OF USING CERTAIN INVESTMENT TECHNIQUES. With respect to short sales, the price at the time the Fund replaces the security borrowed may be more (and the Fund would lose money) or less (and the Fund would make money) than the price at which the security was sold by the Fund. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of the Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; and (iii) losses due to unanticipated market movements.

Leveraging is a sophisticated investment technique that amplifies the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


INTERNET RISK. Since the Fund is designed specifically for on-line investors, an interruption in transmissions over the Internet generally or problem in the transmission of the MetaMarkets.com Web site in particular could result in a delay or interruption in your ability to access the MetaMarkets.com Web site, place purchase or sale orders with the Fund or otherwise interact with the Fund.


YEAR 2000 RISK. Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the investment adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. Year 2000 issues may adversely affect the companies or other issuers in which the Fund invests where, for example, such entities incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so. Foreign markets may be less prepared to address Year 2000 issues than U.S. ones.

The investment adviser and the Fund's other service providers have assured the Fund that they have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. The investment adviser and the Fund's other service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing Year 2000 issues.

While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the investment adviser and the Fund's other service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Fund. If any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur, which could result in a decline in the value of the Fund's securities and return.

FUND MANAGEMENT

Investment Adviser

MetaMarkets Investments LLC, located at 400 Oyster Point Blvd., Suite 414, South San Francisco, California 94080, serves as the Fund's investment adviser. The investment adviser is a newly formed entity and has no operating history upon which investors can evaluate its performance. Donald L. Luskin, the investment adviser's President and Chief Executive Officer was formerly the Chief Executive Officer of Barclays Global Mutual Funds and the Vice Chairman of Barclays Global Investors, one of the world's largest investment management organizations. The investment adviser is responsible for making investment decisions for the Fund, placing purchase and sale orders and providing research, statistical analysis and continuous supervision of the Fund's investment portfolio. Investment decisions for the Fund are made by a team of the investment adviser's portfolio managers; the team collaborates in making portfolio recommendations and no individual is primarily responsible for making recommendations to the team. Set forth below is the investment advisory fee rate payable to the investment adviser by the Fund:

AVERAGE DAILY NET                                  ANNUAL RATE OF
ASSETS OF THE FUND                                   ADVISORY FEE
------------------                                 ----------------

on the first $250 million                               1.00%
on the next $500 million                                 .75%
on assets in excess of $750 million                      .50%


SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The Fund's per share net asset value (NAV) is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares.

The Fund's NAV is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open, except Columbus Day and Veterans' Day. The New York Stock Exchange is closed on weekends, national holidays and Good Friday.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your completed order form.

The Fund's investments are valued each business day generally by using available market quotations or, if market quotations are not available, at fair value determined by the Fund's Board or in accordance with procedures approved by the Board. For further information regarding the methods employed in valuing the Fund's investments, see the Statement of Additional Information (SAI).

The Fund's 12b-1 fees compensate the Fund's distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY AND SELL SHARES

GENERAL

The Fund is designed specifically for on-line investors. You can access the Fund at the MetaMarkets.com Web site on the Internet. By clicking one of the Fund order icons, you can quickly and easily place a purchase or sale order for shares. You will be prompted to enter your trading password whenever you perform a transaction so that the Fund can be sure each purchase or sale is secure. For your own protection, only you or your co-account holder(s) should place orders through your Fund account. When you purchase shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide your e-mail address and (3) affirm that you have read the Prospectus. The Fund's current Prospectus will be readily available for viewing and printing on the Web site.

To become a Fund shareholder, you will need to open an account and consent to receive all shareholder information about the Fund electronically. The Fund may deliver paper-based shareholder information in certain circumstances at no extra cost to the investor. If you call or e-mail the Fund to request paper-based shareholder information, or if you revoke your consent to receive all shareholder information electronically, the Fund will deliver such information to you and you may be charged a transaction fee of up to $12 to cover the costs of printing, shipping and handling (a fee will not be charged for delivery of confirmations or statements). Shareholder information includes prospectuses, annual and semi-annual reports, proxy materials, confirmations and statements.

PURCHASING AND ADDING TO YOUR SHARES

                                            MINIMUM INVESTMENT
                                      -------------------------------

ACCOUNT TYPE                            INITIAL          SUBSEQUENT

Regular
(non-retirement)                        $1,000           $250
Retirement (IRA)                          $100            $50
Automatic
Investment Plan                           $250            $50


To make your initial investment, follow the instructions on the account application at the end of this Prospectus. To make subsequent investments, click the Fund Purchase Order icon and follow the instructions. The Fund offers an Automatic Investment Plan and Directed Dividend Option, which are convenient ways of buying Fund shares. These also are described on the account application and in the SAI.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive the minimum purchase requirements or reject any purchase order in whole or in part.

SELLING YOUR SHARES

You may sell (i.e., redeem) your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

To sell Fund shares, click the Fund Sell Order icon and follow the instructions.

o VERIFYING TELEPHONE REDEMPTIONS
The Fund will make efforts to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

o REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
Before selling recently purchased shares, please note that if your initial investment was by check, the Fund may delay sending you the proceeds until the check has cleared (which may take up to 15 days from the date of purchase). You can avoid this delay by purchasing shares with a certified check.

o DELAYING PAYMENT OF REDEMPTION PROCEEDS
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

o REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). Redemption in kind would consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

o CLOSING OF SMALL ACCOUNTS If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES

You can exchange your Fund shares for shares of another fund in the MetaMarkets.com family of funds. No transaction fees are charged for exchanges.

You must exchange shares worth $500 or more and meet the minimum investment requirements for the fund into which you are exchanging. Exchanges from one fund to another are taxable.

To exchange your Fund shares, click the Fund Exchanges icon and follow the instructions. Be sure to read the current prospectus for any fund into which you are exchanging.

IMPORTANT INFORMATION ABOUT EXCHANGES. If Fund shares are purchased by check, the shares cannot be exchanged until your check has cleared. This could take up to 15 days from the date of purchase. The Fund may reject an exchange request from a shareholder who has made more than eight exchanges between investment portfolios offered by Fund management in a year, or more than four exchanges in a calendar quarter. Although unlikely, the Fund may reject any exchanges or, upon 60-days' notice to shareholders, change or terminate the exchange privilege. The exchange privilege is available only in states where new Fund shares may be sold. The registration and tax identification numbers of the two accounts must be identical.

INTERACTIVE FUND

The discussion boards, chat rooms and interactive features of the Fund, including the display of trading activity and Fund holdings, are presented for information purposes only and may be discontinued at any time. MetaMarkets.com Funds also may terminate the ability to buy and sell Fund shares on its Web site at any time, in which case you may continue to buy and sell Fund shares pursuant to the alternative procedures described in a separate document attached to this Prospectus. Prices and other data posted during the day on the MetaMarkets.com Web site will be based on sources believed reliable, but whose accuracy can not be assured.

DIVIDENDS, DISTRIBUTIONS AND TAXES

All dividends and distributions will be automatically reinvested in Fund shares. The Fund usually pays its shareholders dividends from its net investment income and distributes any capital gains annually.

Dividends paid by the Fund are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or tax-advantaged account). Except for tax-deferred accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts may be taxable when received.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for Federal income tax purposes whether you receive them in cash or in additional shares.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

You will be notified in January each year about the Federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts.

Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

For more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF THE SAI OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND ON THE FUND'S INTERNET SITE OR BY E-MAIL:

                  METAMARKETS.COM FUNDS
                  INTERNET: HTTP://WWW.METAMARKETS.COM
                  TELEPHONE: 1-877-METAMKT (1-877-638-2658)

SHAREHOLDERS WILL BE ALERTED BY E-MAIL WHEN A PROSPECTUS AMENDMENT, ANNUAL OR SEMI-ANNUAL REPORT, OR PROXY MATERIALS ARE AVAILABLE.

-------------------------------------------------------------------------------

Certain instructions on how to buy and sell Fund shares are provided in a separate document that is incorporated by reference into this Prospectus.

You can review information about the Fund, including the Fund's SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549- 6009, or calling 1-800-SEC-0330.
     o    Free from the Commission's Web site at http://www.sec.gov.


Distributed by BISYS Fund Services Limited Partnership
Investment Company Act file no. 811-09351.

                   SUBJECT TO COMPLETION, DATED AUGUST 11, 1999

-------------------------------------------------------------------------------

                              METAMARKETS.COM FUNDS

                                    OpenFund


                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 1999

-------------------------------------------------------------------------------


          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for OpenFund (the "Fund") of MetaMarkets.com Funds (the "Company"), dated __________, 1999, as it may be revised from time to time. To obtain a copy of the Prospectus, please access the Company's Web site at http://www.MetaMarkets.com, click on the Fund Prospectus icon and follow the instructions, or call toll free 1-877-METAMKT (1-877-638-2658). When investing in the Fund, you will be asked to consent to receive all information about the Fund electronically.

                                TABLE OF CONTENTS
                                                                        PAGE

Description of the Company and the Fund...................................B-2
Management of the Company................................................B-16
Management Arrangements..................................................B-19
Purchase and Redemption of Shares........................................B-22
Determination of Net Asset Value.........................................B-23
Shareholder Services and Privileges......................................B-24
Performance Information..................................................B-25
Dividends, Distribution and Taxes........................................B-26
Portfolio Transactions...................................................B-28
Information About the Company and the Fund...............................B-29
Counsel and Independent Auditors.........................................B-30
Appendix ................................................................B-31
Financial Statement and Report of Independent Auditors...................B-40

[Left Side Margin on Cover Page]

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THE FUND'S SHARES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                     DESCRIPTION OF THE COMPANY AND THE FUND

GENERAL

          The Company is a Massachusetts business trust that was formed on May 21, 1999. The Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund.

          MetaMarkets Investments LLC (the "Adviser") serves as the Fund's investment adviser.

          BISYS Fund Services Ohio, Inc. (the "Administrator") serves as the Fund's administrator. BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as the Fund's distributor.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Fund's Prospectus. The portfolio securities described below, other than convertible securities, are not part of the Fund's principal investment strategies.

          CONVERTIBLE SECURITIES. While the Fund typically invests principally in common stocks, part of its principal investment strategy from time to time may include investing in convertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Fund's management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

          INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

          DEPOSITARY RECEIPTS. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. The Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


          STANDARD & POOR'S DEPOSITARY RECEIPTS AND DIAMONDS. The Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component stocks of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). SPDRs are listed on the Exchange and traded in the secondary market on a per-SPDR basis.

          The Fund also may invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the "DJIA"). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

          SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. The value of both SPDRs and DIAMONDS are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs and DIAMONDS involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs and/or DIAMONDS invested in by the Fund. Moreover, the Fund's investment in SPDRs and/or DIAMONDS may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond. Additionally, the respective investment trusts may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between each of the investment trusts and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and each of the investment trusts.


          ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

          CORPORATE DEBT SECURITIES. The Fund may invest in corporate debt securities, which include corporate bonds, debentures, notes and other similar instruments. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

          Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the interest rate paid on the obligations. The terms of such obligations may provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

          The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

          The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

          MONEY MARKET INSTRUMENTS. In an attempt to respond to adverse market, economic, political or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

          In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below.

          LEVERAGE. Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, the Fund's borrowings generally will be unsecured.

          SHORT-SELLING. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. The Fund will not sell securities sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

          Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount which, together with the amount deposited with the broker as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

          DERIVATIVES. The Fund may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

          However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

          If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither the Company nor the Fund will be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. When required by the Securities and Exchange Commission, the Fund will segregate permissible liquid assets to cover its obligations relating to its purchase of derivatives.

To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutsche Termine Borse and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

          Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

          Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

          The Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

OPTIONS--IN GENERAL. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

          A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are segregated to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

          The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          Successful use by the Fund of options will be subject to the Adviser's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, the Fund may incur losses.

SWAP AGREEMENTS. The Fund may enter into swap agreements in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

          The Fund may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

          FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

          FORWARD COMMITMENTS. The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment but the Fund does not make a payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

          LENDING PORTFOLIO SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

INVESTMENT RISKS

          FOREIGN SECURITIES. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of foreign securities usually are held outside the United States, the Fund's investment in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

          Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

          FIXED-INCOME SECURITIES. The Fund may invest, to a limited extent, in fixed-income securities, including those rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff," and together with S&P, Moody's and Fitch, the "Rating Agencies"). Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities that may be purchased by the Fund, such as those rated Baa or lower by Moody's and BBB or lower by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

          LOWER RATED SECURITIES. The Fund may invest in higher yielding (and, therefore, higher risk) convertible securities and, to a limited extent, in debt securities (junk bonds). These securities include those rated below Baa by Moody's and below BBB by S&P, Fitch and Duff. These securities may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. These securities are considered by the Rating Agencies to be, on balance, predominantly speculative as to the payment of principal and interest and generally involve more credit risk than investment grade securities. The retail market for these securities may be less liquid than that of investment grade securities. Adverse market conditions could make it difficult for the Fund to sell these securities or could result in the Fund obtaining lower prices for these securities which would adversely affect the Fund's net asset value. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

          Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

          Because there is no established retail secondary market for many of these securities, the Fund may be able to sell such securities only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

          These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

          The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Adviser will review carefully the credit and other characteristics pertinent to such new issues.

          NON-DIVERSIFIED STATUS. The Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.

          SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other funds advised by the Adviser. If, however, such other funds desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each fund. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS

          The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. The Fund has adopted investment restrictions numbered 8 through 10 as non-fundamental policies, which may be changed by vote of a majority of the Company's Board members at any time. The Fund may not:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5. Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

          6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 10 and 11 may be deemed to give rise to a senior security.

          8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when- issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

                            MANAGEMENT OF THE COMPANY

          The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

MetaMarkets Investments LLC........................  Investment Adviser
BISYS Fund Services Ohio, Inc. ....................  Administrator and Transfer
                                                     Agent
BISYS Fund Services Limited Partnership ...........  Distributor
Investors Bank & Trust Company ....................  Custodian

          Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Board member who is an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.


NAME, ADDRESS                                    POSITION(S) HELD                  PRINCIPAL OCCUPATION(S)
AND AGE                                          WITH COMPANY                      DURING PAST 5 YEARS
-------------------------                        -------------------------------   -------------------

*Donald L. Luskin                                Board Member,                     President and Chief Executive
400 Oyster Point Blvd., Suite 414                President and Treasurer           Officer of MetaMarkets.com,
South San Francisco, CA  94080                                                     Inc. and the Adviser since
Age:  45                                                                           inception.  From 1997 to 1998,
                                                                                   Mr. Luskin was Chief Executive
                                                                                   Officer of Barclays Global
                                                                                   Mutual Funds and, from 1996 to
                                                                                   1997, he was Vice Chairman of
                                                                                   Barclays Global Investors
                                                                                   ("Barclays"), one of the world's
                                                                                   largest investment management
                                                                                   organizations. From 1987 to
                                                                                   1996, Mr. Luskin served in
                                                                                   various other executive
                                                                                   capacities for Barclays and its
                                                                                   predecessors. Prior thereto, he
                                                                                   served as a director and Senior
                                                                                   Vice President of Jefferies &
                                                                                   Company, Inc. ("Jefferies &
                                                                                   Co."), an investment bank and
                                                                                   registered broker-dealer, where
                                                                                   he created the POSIT crossing
                                                                                   network, currently operated by
                                                                                   the Investment Technology Group.
                                                                                   Formerly, Mr. Luskin was a hedge
                                                                                   fund manager and member of the
                                                                                   Chicago Board Options Exchange
                                                                                   and the Pacific Stock Exchange.
                                                                                   He is the author of the books,
                                                                                   "Index Options and Futures: The
                                                                                   Complete Guide," and editor of
                                                                                   "Portfolio Insurance: A Guide to
                                                                                   Dynamic Hedging."

Tracy G. Herrick                                 Board Member                      Since 1981, President of
1150 University Avenue                                                             Tracy G. Herrick, Inc., an
Palo Alto, CA  94301                                                               economic consulting firm, and
Age:  65                                                                           a director of Jefferies & Co.
                                                                                   Mr. Herrick also is a director
                                                                                   of Anderson Capital Management,
                                                                                   Inc., a registered investment
                                                                                   adviser, and of The Committee
                                                                                   For Monetary Research and
                                                                                   Education.

James E. Mitchell                                Board Member                      Director of Finance and
1550 Waverly Street                                                                Administration of the Lucile
Palo Alto, CA  94301                                                               Packard Foundation for
Age:  57                                                                           Children's Health, a non-profit
                                                                                   foundation focusing on
                                                                                   children's health issues. From
                                                                                   1974 to 1990, Mr. Mitchell was
                                                                                   Chief Financial Officer of Lane
                                                                                   Publishing Co. and, from 1990 to
                                                                                   1998, he was Vice President of
                                                                                   Finance and Administration of
                                                                                   Sunset Publishing Corporation, a
                                                                                   subsidiary of Time Warner Inc.

George G. C. Parker                              Board Member                      Dean Witter Professor of
Graduate School of Business                                                        Finance and Management
Stanford University                                                                (Teaching), Associate Dean for
Stanford, CA  94305                                                                Academic Affairs, Director of
Age:  60                                                                           the MBA Program and
                                                                                   Co-director of the Financial
                                                                                   Management Program at Stanford
                                                                                   University Graduate School of
                                                                                   Business. Professor Parker also
                                                                                   is a board member of Bailard,
                                                                                   Biehl and Kaiser, Inc., a
                                                                                   registered investment adviser,
                                                                                   Continental Airlines Inc. and
                                                                                   several investment companies in
                                                                                   the Dresdner/RCM Mutual Funds
                                                                                   complex.

James L. Smith                                   Vice President and                Since October 1996, an employee of BISYS Fund
3435 Stelzer Road                                Secretary                         Services, Inc., general partner of
Columbus, OH   43219                                                               the Distributor, and an officer of
Age: 39                                                                            other investment companies
                                                                                   administered by the Administrator or
                                                                                   its affiliates.  From October 1995 to October
                                                                                   1996, an employee of Davis, Graham & Stubbs.
                                                                                   Prior thereto, an employee of ALPS Mutual Fund
                                                                                   Services, Inc.

Alaina Metz                                      Assistant Secretary               An employee of BISYS Fund
3435 Stelzer Road,                                                                 Services, Inc. and an officer of
Columbus, OH   43219                                                               other investment companies
Age: 29                                                                            administered by the Administrator
                                                                                   or its affiliates.


          The Company has a standing nominating committee comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board.

          The Company does not pay any remuneration to its officers and Board members other than fees and expenses to those Board members who are not directors, officers or employees of the Adviser or the Administrator or any of their affiliates. The aggregate amount of compensation estimated to be paid to each such Board member by the Company for the fiscal year ending June 30, 2000 is as follows:


                                                                                                              TOTAL COMPENSATION
                                                 AGGREGATE                  PENSION OR RETIREMENT               FROM FUND AND
           NAME OF BOARD                     COMPENSATION FROM               BENEFITS ACCRUED AS                FUND COMPLEX
              MEMBER                              COMPANY                   PART OF FUND EXPENSES           PAID TO BOARD MEMBERS
-------------------------------              ------------------             ---------------------           ---------------------

Tracy G. Herrick                                  $2,700                             -0-                           $2,700
James E. Mitchell                                 $2,700                             -0-                           $2,700
George G. C. Parker                               $2,700                             -0-                           $2,700

                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISER. MetaMarkets Investments LLC, located at 400 Oyster Point Blvd., Suite 414, South San Francisco, California 94080, serves as the Fund's investment adviser. The Adviser is wholly-owned by MetaMarkets.com, Inc., and Donald L. Luskin and H. Davis Nadig III each may be deemed a "control person" of the Adviser as such term is defined in the 1940 Act by virtue of their ownership of shares of MetaMarkets.com, Inc.

          The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated July 20, 1999 with the Company. The Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by the Company's sole shareholder on August 6, 1999. The Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the Fund, in the event of its assignment (as defined in the 1940 Act).

          Under the terms of the Agreement, the Company has agreed to pay the Adviser a monthly fee at the annual rate set forth below as a percentage of the Fund's average daily net assets:


AVERAGE DAILY NET                               ANNUAL RATE OF
ASSETS OF THE FUND                                ADVISORY FEE
------------------                              ---------------

on the first $250 million                            1.00%
on the next $500 million                              .75%
on assets in excess of $750 million                   .50%


          From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund, which would have the effect of lowering the overall expense ratio of the Fund and increasing yield to its investors. The Fund will not pay the Adviser at a later time for any amounts it may waive, nor will the Fund reimburse the Adviser for any amounts it may assume.

          ADMINISTRATOR. BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated July 20, 1999 with the Company. Under the Administration Agreement with the Company, the Administrator generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Company's Board in accordance with Massachusetts law. In connection therewith, the Administrator provides the Fund with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the Securities and Exchange Commission and filing of Federal, state and local income tax returns) that are not being furnished by the Fund's custodian. The Administration Agreement will continue until July 20, 2004 and thereafter is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Administrator, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was approved by the Company's Board, including a majority of the Board members who are not "interested persons" of any party to the Administration Agreement, at a meeting held on July 20, 1999. The Administration Agreement is terminable without penalty, at any time if for cause, by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities, or, on not less than 90 days' notice, by the Administrator. The Administration Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          As compensation for the Administrator's services, the Company has agreed to pay the Administrator a monthly administration fee at the annual rate set forth below as a percentage of the Fund's average daily net assets:

AVERAGE DAILY NET                              ANNUAL RATE OF
ASSETS OF THE FUND                             ADMINISTRATION FEE
------------------                             -------------------

on the first $500 million                                     .13%
on the next $250 million                                      .10%
on the next $250 million                                     .085%
on assets in excess of $1 billion                            .075%


The Company has agreed to pay the Administrator a minimum annual fee of $75,000 for the first year under the Administration Agreement, $162,500 for the second year and $187,500 for years three, four and five.

          DISTRIBUTOR. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., acts as the exclusive distributor of the Fund's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated July 20, 1999, with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares.

          DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distribution-related services and shareholder servicing at an annual rate of
 .25% of the value of the Fund's average daily net assets. Under the Distribution Plan, the Distributor may make payments to certain financial institutions, securities dealers and other industry professionals that have entered into agreements with the Distributor ("Service Organizations") in respect of these services. The Distributor determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of shares owned by their clients. From time to time, the Distributor may defer or waive receipt of fees under the Distribution Plan while retaining the ability to be paid by the Fund under the Distribution Plan thereafter. The fees payable to the Distributor under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board members for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which shareholders may bear for distribution pursuant to the Distribution Plan without shareholder approval and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the Fund, the Distribution Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the Distribution Plan agreements or by vote of the holders of a majority of the Fund's outstanding shares. As to the Fund, a Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Board members, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Fund's outstanding shares. A Distribution Plan agreement will terminate automatically, as to the Fund, in the event of its assignment (as defined in the 1940 Act).

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. BISYS Fund Services Ohio, Inc. is the Company's transfer and dividend disbursing agent (the "Transfer Agent"). Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          Investors Bank & Trust Company (the "Custodian") acts as custodian of the Fund's investments. Under a custodian agreement with the Company, the Custodian provides for the holding of the Fund's securities and the retention of all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

          EXPENSES. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by others. The expenses borne by the Company include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or the Administrator or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the Fund's net asset value, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to the Fund are charged against the assets of the Fund; other expenses of the Company are allocated among its funds on the basis determined by the Company's Board including, without limitation, proportionately in relation to the net assets of each fund.

                        PURCHASE AND REDEMPTION OF SHARES

          GENERAL PURCHASE INFORMATION. The minimum initial investment for the Fund is $1,000, and subsequent investments must be at least $250. The minimum initial investment is $100 for IRAs, and subsequent investments for IRAs must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates, the minimum initial investment is $500, and subsequent investments must be at least $100. For full-time or part-time employees of the Adviser or any of its affiliates who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial or subsequent investment must be at least $50. The Adviser, its affiliates and Service Organizations may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. In addition, purchases of shares made in connection with certain shareholder privileges may have different minimum investment requirements. The Company reserves the right to reject any purchase order in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor. Share certificates will not be issued.

          REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $500 without filing a new account application during the calendar year the account is closed or during the following calendar year, provided the information on the old account application is still applicable.

          REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Fund is valued. If the recipient sells such securities, brokerage charges would be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Fund normally utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                        DETERMINATION OF NET ASSET VALUE

          GENERAL. Expenses and fees, including the advisory fee and fees paid pursuant to the Distribution Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

          The Fund's securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Adviser. Forward currency contracts will be valued at the current cost of offsetting the contract. Debt securities maturing in 60 days or less generally are carried at amortized cost, which approximates value, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Company's Board. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board.

          Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Company's Board are valued at fair value as determined in good faith by the Board. The Company's Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Company's Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Company's Board.

                       SHAREHOLDER SERVICES AND PRIVILEGES

          The services and privileges described under this heading may not be available to clients of certain Service Organizations, and some Service Organizations may impose certain conditions on their clients which are different from those described in the Prospectus or this Statement of Additional Information. Such investors should consult their Service Organization in this regard.

          EXCHANGE PRIVILEGE. The Exchange Privilege enables you to purchase, in exchange for shares of the Fund, shares of another fund. The shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

          Shares will be exchanged at the next determined net asset value. No fees currently are charged shareholders directly in connection with exchanges although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

          AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan permits you to purchase shares of the Fund (minimum initial investment of $250 and minimum subsequent investments of $50 per transaction) at regular intervals selected by you. Provided your bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the bank account designated by you. At your option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market. To establish an Automatic Investment Plan account, you must check the appropriate box and supply the necessary information on the account application. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by accessing the Company's Web site at http://www.MetaMarkets.com and following the relevant instructions, and your cancellation will be effective three business days following receipt. The Company may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

          DIRECTED DISTRIBUTION PLAN. The Directed Distribution Plan enables you to invest automatically dividends and capital gain distributions, if any, paid by the Fund in shares of another fund advised by the Adviser of which you are a shareholder. Shares of the other fund will be purchased at the then-current net asset value. Minimum subsequent investments do not apply. Investors desiring to participate in the Directed Distribution Plan should check the appropriate box and supply the necessary information on the account application. The Plan is available only for existing accounts and may not be used to open new accounts. The Company may modify or terminate the Directed Distribution Plan at any time or charge a service fee. No such fee currently is contemplated.

                             PERFORMANCE INFORMATION

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

          Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

          From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, such as U.S. monetary or fiscal policies and actual or proposed tax legislation. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, average life expectancy and pension and social security benefits. Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., S&P 500 Index, Russell 2000 Index, EAFE Index, the Dow Jones Industrial Average, CDA/Wiesenberger Investment Companies Service, Mutual Fund Values; Mutual Fund Forecaster, Mutual Fund Investing and other industry publications.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

          The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), if such qualification is in the best interests of its shareholders. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income and net short-term capital gain), and must meet certain asset diversification and other requirements. Qualification as a regulated investment company relieves the Fund from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in the Prospectus. In addition, if a shareholder holds shares for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain dividend received.

          In general, depending upon the composition of the Fund's income, all or a portion of the dividends paid by the Fund from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction") to the extent the Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code generally provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, any gain or loss realized by the Fund from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

          Offsetting positions held by the Fund involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. If the Fund was treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as or substantially identical to the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

          Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualifica tion as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PORTFOLIO TRANSACTIONS

          The Adviser is responsible for the selection of brokers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sale of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Transactions are allocated to various dealers by the Fund's investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. The allocation of brokerage transactions also may take into account a broker's sales of Fund shares.

          To the extent research services are furnished by brokers through which the Fund effects securities transactions, the Adviser may use such information in advising other funds or accounts it advises and, conversely, to the extent research services are furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises, the Adviser also may use such information in advising the Fund. Although it is not possible to place a dollar value on these services, if they are provided, it is the opinion of the Adviser that the receipt and study of any such services should not reduce the overall expenses of its research department.

          The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. The Fund may pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided.

          When transactions are executed in the over-the-counter market, the Adviser will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

                   INFORMATION ABOUT THE COMPANY AND THE FUND

          Each share has one vote and shareholders will vote in the aggregate, except as otherwise required by law. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, conversion or subscription rights and are freely transferable.

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Massachusetts business trust. However, the Company's Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Board member. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Company's outstanding voting shares. In addition, the Company's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio. From time to time, other portfolios may be established and sold pursuant to other offering documents.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the election of board members from the separate voting requirements of the Rule.

          To date, four series have been authorized. All consideration received by the Company for shares of one of the series, and all assets in which such consideration is invested, belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and expenses of, one series are treated separately from those of the other series.

          The Fund will post its annual and semi-annual financial statements on the MetaMarkets.com Web site and e-mail notice of such postings to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Prospectus.

          PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105-2119, independent accountants, have been selected as the Fund's independent auditors.

                                    APPENDIX

          Description of S&P, Moody's, Fitch and Duff ratings:

S&P

BOND RATINGS

                                       AAA

          Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal an from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than bonds in higher rated categories.

                                       BB

          Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

          Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

          Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

          The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

          The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

                                        D

          Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

          This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                                       A-2

          Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                        B

          Issues carrying this designation are regarded as having only speculative capacity for timely payment.

                                        C

         This designation is assigned to short-term obligations with doubtful capacity for payment.

                                        D

          Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's

BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

          Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

          Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

BOND RATING

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

                                        A

          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

          Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

          Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

          Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

          Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

          Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

         Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD and D

          Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12 to 36 months.

SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

          Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

          Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                                       F-S

          Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                                        D

          Default. Issues assigned this rating are in actual or imminent payment default.

Duff

BOND RATINGS

                                       AAA

          Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

          Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

          Bonds rated A have protection factors which are average but adequate. However, factors are more variable and greater in periods of economic stress.

                                       BBB

          Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

                                       BB

          Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

          Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

          Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

          Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.

          Plus (+) and minus (-) signs are used with a rating symbol (except
AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff- 2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

             FINANCIAL STATEMENT AND REPORT OF INDEPENDENT AUDITORS

                              METAMARKETS.COM FUNDS


                       STATEMENT OF ASSETS AND LIABILITIES
                                August 6, 1999




                                                      OPENFUND

ASSETS
    Cash...................................           $100,000
                                                      ========

LIABILITIES AND CAPITAL:                                  0

NET ASSETS applicable to the shares of
    beneficial interest ($.001 par value)
    issued and outstanding (unlimited number
    of shares authorized).....................        $100,000
                                                      ========

SHARES OUTSTANDING.........................             8,000
                                                      -------


NET ASSET VALUE AND REDEMPTION PRICE
    PER SHARE..............................            $12.50
                                                     ========



NOTE 1 - MetaMarkets.com Funds (the "Company") is organized as a Massachusetts business trust and has had no operations as of the date hereof other than matters relating to its organization and registration as an open-end investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale and issuance of 8,000 shares of beneficial interest of the above-named series of the Company (the "Fund") to MetaMarkets Investments LLC (the "Adviser").


Pursuant to an investment advisory agreement with the Adviser, the Fund pays a monthly investment advisory fee based on the value of the average daily net assets of the Fund as follows:

          AVERAGE DAILY NET ASSETS                     ANNUAL RATE
          OF THE FUND                                  OF ADVISORY FEE

          on the first $250 million                       1.00%
          on the next $500 million                         .75%
          on assets in excess of $750 million              .50%


Expenses related to the organization of the Company have been borne by the Adviser.

NOTE 2 - The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gain) that is distributed to shareholders.

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Trustees of MetaMarkets.com Funds


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the OpenFund (hereinafter referred to as the "Fund"), a series of MetaMarkets.com Funds, at August 6, 1999, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, the evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


San Francisco, California
August 9, 1999

                            PART C. OTHER INFORMATION

Item 23.

     (a)    Amended and Restated Agreement and Declaration of Trust.*

     (b)    Bylaws.*

     (d)(1) Investment Advisory Agreement.

        (2) Administration Agreement.

     (e)(1) Distribution Agreement.

        (2) Distribution and Servicing Plan Agreement.

     (g)    Custodian Agreement.

     (i)    Opinion and Consent of Registrant's Counsel.

     (j)    Consent of Independent Auditors.

     (m)    Distribution and Servicing Plan Pursuant to Rule 12b-1.

     Other:  Notification of Election on Form N-18F-1

-----------------------

* Previously filed.

Item 24.  Persons Controlled By or Under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          Reference is made to Article EIGHTH of the Registrant's Amended and Restated Agreement and Declaration of Trust previously filed as Exhibit (a). The application of these provisions is limited by Article 10 of the Registrant's By-Laws filed as Exhibit (b) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Board members, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Board member, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Board member, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

               Reference is also made to the Distribution Agreement filed as Exhibit (e) hereto.

Item 26.  Business and Other Connections of Investment Adviser

          Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of MetaMarkets Investments LLC, the Fund's investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by MetaMarkets Investments LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by MetaMarkets Investments LLC (SEC File No. 801-56655).

Item 27.  Principal Underwriters

        (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                           American Performance Funds
                              AmSouth Mutual Funds
                              The ARCH Fund, Inc.
                          The BB&T Mutual Funds Group
                               The Coventry Group
                     The Empire Builder Tax Free Bond Fund
                           ESC Strategic Funds, Inc.
                                The Eureka Funds
                             Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                        The Infinity Mutual Funds, Inc.
                              INTRUST Funds Trust
                                 The Kent Funds
                                  Magna Funds
                            Meyers Investment Trust
                            MMA Praxis Mutual Funds
                                M.S.D.&T. Funds
                             Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                 Pegasus Funds
                            The Republic Funds Trust
                       The Republic Advisors Funds Trust
                           The Riverfront Funds, Inc.
                     SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                            Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.

        (b) The information required by this Item 27(b) regarding each director or officer of BISYS Fund Services Limited Partnership is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).

Item 28.  Location of Accounts and Records

          1.  Investors Bank & Trust Company
              200 Clarendon Street
              Boston, Massachusetts  02117-9130

          2.  BISYS Fund Services Ohio, Inc.
              3435 Stelzer Road
              Columbus, Ohio  43219-3035

          3.  MetaMarkets Investments LLC
              400 Oyster Point Blvd., Suite 414
              South San Francisco, CA  94080

Item 29.  Management Services

          Not Applicable.

Item 30.  Undertakings

          None

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of South San Francisco, and State of California, on the 11th day of August, 1999.



                                          METAMARKETS.COM FUNDS
                                                 (Registrant)

                                          By: /s/ Donald L. Luskin
                                             --------------------------------
                                                  DONALD L. LUSKIN, PRESIDENT


                                POWER OF ATTORNEY


          Each person whose signature appears below on this Amendment to the Registration Statement hereby constitutes and appoints William R. Dawson, Donald
L. Luskin and Matthew A. Shelton, and each of them, with full power to act without the other, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Donald L. Luskin           President and Treasurer          August 11, 1999
---------------------------    (Principal Executive
DONALD L. LUSKIN               Officer and Chief Financial
                               and Accounting Officer)
                               and Board Member


/s/ Tracey G. Herrick          Board Member                    August 11, 1999
---------------------------
TRACEY G. HERRICK


/s/ James E. Mitchell          Board Member                    August 11, 1999
---------------------------
JAMES E. MITCHELL


/s/ George G.C. Parker         Board Member                   August 11, 1999
--------------------------
GEORGE G.C. PARKER


                              METAMARKET.COM FUNDS

                        Pre-Effective Amendment No. 3 to

                    Registration Statement on Form N-1A under

                         the Securities Act of 1933 and

                       the Investment Company Act of 1940

                                   -----------
                                    EXHIBITS
                                   -----------


                                INDEX TO EXHIBITS
                                                                    Page

(d)(1)    Investment Advisory Agreement

(d)(2)    Administration Agreement

(e)(1)    Distribution Agreement

(e)(2)    Distribution and Servicing Plan Agreement

(g)       Custodian Agreement

(i)       Opinion and Consent of Registrant's Counsel

(j)       Consent of Independent Auditors

(m)       Distribution and Servicing Plan

Other:    Notification of Election on Form N-18F-1